ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Cost of sales	$ 3,000	$ 9,454	$ 14,124	$ 48,946	$ 62,633
Selling and Marketing Expense [Member]
Asset Acquisition [Line Items]
Compensation expense				2,000
Thomason And Jones [Member]
Asset Acquisition [Line Items]
Payment of related party	1,000
Inventory And Intellectual Property Assets [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment		$ 444		$ 444
Inventory And Intellectual Property Assets [Member] | William Thomason [Member]
Asset Acquisition [Line Items]
Contingent payments	1,000
Inventory And Intellectual Property Assets [Member] | Richard Jones [Member]
Asset Acquisition [Line Items]
Contingent payments	1,000
Inventory And Intellectual Property Assets [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment	$ 700